Trade receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Trade receivable balances include sales to wholesalers, retailers, doctor groups, private health systems, government agencies, pharmacy benefit managers, managed health-care organizations and government-supported healthcare systems. We closely monitor the level of trade receivables in the countries deemed to have an elevated credit risk. We consider macroeconomic and geopolitical environment, country profile and historical experience in addition to other relevant information when assessing the credit risk. Deteriorating credit risk factors may result in an increase in the average length of time that it takes to collect these trade receivables and may require Alcon to reevaluate the expected credit loss amount of these trade receivables in future periods or change the terms on which we operate. As of December 31, 2025, the amounts past due for more than one year in elevated credit risk countries are not significant.
The below tables provide details related to Trade receivables as of December 31, 2025 and 2024, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables.

	2025
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,634	(2)	1,632	0.1%
Past due for not more than one month	134	(1)	133	0.7%
Past due for more than one month but less than three months	101	(2)	99	2.0%
Past due for more than three months but less than six months	49	(3)	46	6.1%
Past due for more than six months but less than one year	31	(13)	18	41.9%
Past due for more than one year	43	(29)	14	67.4%
Total	1,992	(50)	1,942

	2024
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,448	(2)	1,446	0.1%
Past due for not more than one month	137	(1)	136	0.7%
Past due for more than one month but less than three months	84	(2)	82	2.4%
Past due for more than three months but less than six months	49	(3)	46	6.1%
Past due for more than six months but less than one year	26	(10)	16	38.5%
Past due for more than one year	33	(23)	10	69.7%
Total	1,777	(41)	1,736
The below table summarizes the movement in the provision for doubtful trade receivables.

($ millions)	2025	2024	2023
January 1	(41)	(44)	(57)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(35)	(24)	(26)
Utilization of provisions for doubtful trade receivables	6	6	14
Reversal of provisions for doubtful trade receivables	23	19	26
Currency translation effects	(3)	2	(1)
December 31	(50)	(41)	(44)
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2025	2024
US dollar (USD)	776	723
Euro (EUR)	351	303
Japanese yen (JPY)	157	138
Chinese yuan (CNY)	92	82
Brazilian real (BRL)	65	51
Canadian dollar (CAD)	39	40
Russian ruble (RUB)	39	24
Indian rupee (INR)	37	36
British pound (GBP)	37	33
Turkish lira (TRY)	33	28
Australian dollar (AUD)	32	25
South Korean won (KRW)	32	34
Mexican peso (MXN)	28	24
Taiwan dollar (TWD)	25	28
Other currencies	199	167
Total trade receivables, net	1,942	1,736